Financial Instruments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 613,600		$ 613,600		$ 721,300
Allowance for doubtful accounts	11,700		11,700		8,900
Borrowings before deferred financing costs	2,919,700		2,919,700		3,098,100
Derivative liabilities	663,844		663,844		617,135
Deferred charges	675,176		675,176		$ 630,556
Interest rates					5.00%
Net income loss			92,800		$ 185,000
Other comprehensive income loss			36,500		13,400
Cash and cash equivalents	$ 14,500		$ 14,500
Short-term investments					$ 13,300
Discount rate cash flow	7.30%		7.30%		7.30%
Bottom of range [Member]
Financial Instruments [Line Items]
Discount cash flows	3.92%		3.92%		4.37%
Top of range [Member]
Financial Instruments [Line Items]
Discount cash flows	4.63%		4.63%		4.63%
Telesat Lightspeed Warrants [Member]
Financial Instruments [Line Items]
Borrowings before deferred financing costs	$ 349,500		$ 349,500
Derivative liabilities	663,800		663,800		617,100
Deferred charges	$ 506,000		$ 506,000		$ 617,500
Discount rate cash flow	78.82%		78.82%
North American [Member]
Financial Instruments [Line Items]
Risk percentage			65%		48%
International customers [Member]
Financial Instruments [Line Items]
Risk percentage			35%		52%
Interest Rates Floor [Member]
Financial Instruments [Line Items]
Interest rates	0.25%		0.25%
Net income loss	$ 1,400
Interest rates		$ 1,200	$ 2,600	$ 2,400